Towd Point Mortgage Trust 2026-CES1

Mortgage Loans Excluded from Securitization Transaction

The Redacted Loan IDs contained in the table below represent mortgage loans which have been excluded from the pool of mortgage loans that are expected to back certain mortgage-backed securities issued by Towd Point Mortgage Trust 2026-CES1 in connection with a securitization transaction.  As such, solely as it relates to the Redacted Loan IDs indicated below, the findings and conclusions of AMC Diligence, LLC (“AMC”) contained as an Exhibit to this Form ABS-15G should be disregarded in their entirety.

AMC Redacted Loan ID
5
7
11
17
19
20
24
18
21
23
22
26
27
25
28
29
31
30
15
46
90
91
92
93
87
88
50
64
52
53
55
56
57
58
59
60
61
62
63
65
66
67
68
69
70
71
72
73
74
75
76
77
32
33
34
35
36
37
38
39
40
43
42
41
45
44
16
1201
249
215
218
226
227
231
233
241
245
247
248
253
255
265
268
269
270
275
292
293
298
299
309
313
315
321
323
336
338
345
349
350
351
364
78
79
80
81
82
83
84
85
86
48
49
51
482
490
493
504
523
524
526
529
530
532
534
535
540
542
546
547
549
551
552
555
558
561
582
553
1470
642
645
650
661
667
669
677
684
687
691
692
1332
854
867
877
885
889
894
900
902
904
906
909
911
923
928
932
942
953
991